CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 11,492	$ 9,262
Accounts receivable, due from related parties (in dollars)	$ 5,959	$ 5,050
Ordinary shares, par value (in dollars per share)	$ 0.133	$ 0.133
Ordinary shares, shares authorized	150,000	150,000
Ordinary shares, shares issued	66,143	61,775
Ordinary shares, shares outstanding	66,143	61,775